LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2025 CAD ($)	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt		$ 4,000
Net repayment of long-term debt				$ (3,478)		$ (1,103)
Long-term debt, beginning of year				41,896		40,855
Discount on principal amount of senior notes repurchased in connection with tender offer				(504)		0
Increase in government grant liability related to Canada Infrastructure Bank facility				(43)		(39)
Long-term debt assumed through the MLSE Transaction				298		0
(Gain) loss on foreign exchange				(1,272)		2,094
Deferred transaction costs derecognized (incurred)				31		(52)
Amortization of deferred transaction costs				130		141
Long-term debt, end of year				37,058		41,896
Current				1,186		3,696
Long-term debt				35,872		38,200
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				2,027		64
Repayment of long-term debt				(1,833)		0
Net repayment of long-term debt				194		64
Bank credit facilities (Cdn$ portion)
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				216		64
Repayment of long-term debt				(30)
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 1,811	$ 1,325	$ 0	$ 0
Exchange rate on proceeds from non-current borrowings				1.367	1.367	0	0
Repayment of long-term debt				$ (1,803)	$ (1,325)	$ 0	$ 0
Exchange rate on repayments of non-current borrowings				1.361	1.361	0	0
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 0		$ 3,367
Repayment of long-term debt				(6,723)		(1,100)
Net repayment of long-term debt				(6,723)		2,267
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt				(2,397)		(1,100)
Senior Notes, US Portion | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 0		$ 3,367
Exchange rate on proceeds from non-current borrowings				0	0	1.347	1.347
Repayment of long-term debt				$ (4,326)	$ (3,112)	$ 0	$ 0
Exchange rate on repayments of non-current borrowings				1.390	1.390	0	0
Principal amount								$ 0	$ 2,500
Subordinated Notes Issued
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 4,007		$ 0
Subordinated Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				1,000
Repayment of long-term debt						0
Subordinated Notes, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 3,007		$ 0
Exchange rate on proceeds from non-current borrowings				1.432	1.432	0	0
Principal amount								$ 2,100	$ 0
Unsecured Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 134
Term Loan Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				6	$ 1	$ 18	$ 8
Repayment of long-term debt				$ (962)	$ (697)	$ (3,452)	$ (2,553)
Exchange rate on repayments of non-current borrowings				1.380	1.380	1.352	1.352
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ (1,000)		$ (3,400)
Net repayment of long-term debt				$ (956)		$ (3,434)